Short-term Debt	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Short-term Debt	Short-term Debt

As at	December 31, 2020	December 31, 2019
Commercial paper (a)	$236	$389
Project financing	20	71
	$256	$460
(a)Washington Gas use short-term debt in the form of commercial paper or unsecured short-term bank loans to fund seasonal cash requirements. Revolving committed credit facilities are maintained in an amount equal to or greater than the expected maximum commercial paper position.

Project Financing

WGL and certain of its subsidiaries previously obtained third-party project financing on behalf of the United States federal government to provide funds for the construction of certain energy management services projects entered into under Washington Gas' area-wide contract. When these projects are formally accepted by the government and deemed complete, the ownership of the receivable is assigned to the third-party lender in satisfaction of the obligation, removing both the receivable and the obligation related to the financing from the Consolidated Financial Statements. As at December 31, 2020, draws related to project financing were $20 million (December 31, 2019 - $71 million).

Other Credit Facilities

As at December 31, 2020, the AltaGas held a $70 million (December 31, 2019 - $70 million) unsecured demand revolving operating credit facility with a Canadian chartered bank. Draws on the facility bear interest at the lender's prime rate or at the bankers' acceptance rate plus a stamping fee. Letters of credit outstanding under this facility as at December 31, 2020 were $nil (December 31, 2019 - $nil).

As at December 31, 2020, AltaGas held a $150 million (December 31, 2019 - $150 million) unsecured four-year extendible revolving letter of credit facility. Draws on the facility can be by way of prime loans, U.S. base-rate loans, LIBOR loans, bankers’ acceptances, or letters of credit. Letters of credit outstanding under this facility as at December 31, 2020 were $nil (December 31, 2019 - $26 million).

As at December 31, 2020, AltaGas held a US$200 million (December 31, 2019 - US$200 million) unsecured bilateral letter of credit demand facility with a Canadian chartered bank. Borrowings on the facility incur fees and interest at rates relevant to the nature of the draws made. Letters of credit outstanding under this facility as at December 31, 2020 were $190 million (December 31, 2019 - $156 million).

As at December 31, 2020, AltaGas held a US$1.2 billion (December 31, 2019 - US$1.2 billion) unsecured revolving credit facility. Draws on the facility can be by way of prime loans, U.S. base-rate loans, LIBOR loans, bankers’ acceptances, or letters of credit. There were no outstanding bank loans under this facility as at December 31, 2020 or December 31, 2019.

During the year ended December 31, 2020, AltaGas cancelled a US$300 million unsecured extendible revolving letter of credit facility.

WGL and Washington Gas use short-term debt in the form of commercial paper and advances under its syndicated bank credit facilities to fund seasonal cash requirements. Revolving committed credit facilities are maintained in an amount equal to or greater than the expected maximum commercial paper position. As at December 31, 2020, commercial paper outstanding classified as short-term debt totaled $236 million (December 31, 2019 - $389 million).

Credit Facilities Acquired in Petrogas Acquisition

As at December 31, 2020, Petrogas held a $30 million revolving letter of credit facility. Letters of credit outstanding under this facility as at December 31, 2020 were $22 million.

As at December 31, 2020, Petrogas held an operating facility of US$15 million. There were no letters of credit outstanding under this facility as at December 31, 2020.

As at December 31, 2020, Petrogas held a US$40 million seasonal bulge facility. Draws on the facility can be by way of prime loans, U.S. base-rate loans, LIBOR loans, bankers’ acceptances, or letters of credit. There were no outstanding bank loans under this facility as at December 31, 2020.